Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	BENSON HILL, INC.
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Central Index Key	0001830210
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 (“Post-Effective Amendment No. 1”) to the Registration Statement on Form S-1 of Benson Hill, Inc. (File No. 333-260447), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on November 3, 2021 (the “Registration Statement”), is being filed to update certain information in the Registration Statement in connection with the effectiveness of Benson Hill, Inc.’s Registration Statement on Form S-1 (File No. 333-264228), declared effective by the SEC on May 4, 2022, and certain other information.
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false